Debt - Schedule of Company's future minimum principal payments under its debt arrangements (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Registration Payment Arrangement [Line Items]
2025	$ 5,405	$ 17,181
2026	27,267	17,267
2027	808	808
2028	44	45
Total principal debt payments and final payment fee	33,524	35,301
Debt unamortized debt discount	(141)	(449)
Debt instruemnt final payment fee	(152)	(486)
Debt, current portion	(22,148)	(16,792)	$ (5,193)
Debt, net of current portion	11,083	$ 17,574
Secured Debt [Member]
Registration Payment Arrangement [Line Items]
2026	10,000
Total principal debt payments and final payment fee	10,000
Debt, net of current portion	10,000
Other Debt [Member]
Registration Payment Arrangement [Line Items]
2025	5,405
2026	17,267
2027	808
2028	44
Total principal debt payments and final payment fee	23,524
Debt unamortized debt discount	(141)
Debt instruemnt final payment fee	(152)
Debt, current portion	(22,148)
Debt, net of current portion	$ 1,083